FAIR VALUE MEASUREMENTS (Assets and Liabilities on a Recurring Basis) (Details)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Assets:
Derivative assets		$ 846,718
Liabilities:
Convertible senior notes | ¥					¥ 423,739,708
Foreign Exchange Option [Member]
Assets:
Derivative assets | ¥	¥ 0		¥ 0		¥ 0		¥ 7,277,406
Fair Value, Measurements, Recurring [Member]
Liabilities:
Guarantee liabilities		92,404,068		$ 148,187,615		$ 226,086,556
Convertible senior notes		68,632		65,342		423,739,708
Interest rate swap		12,786,001		26,486,388		10,364,075
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets		1,192,168		4,520,619		640,876
Liabilities:
Guarantee liabilities		9,463,728
Fair Value, Measurements, Recurring [Member] | Guarantee receivables [Member]
Assets:
Derivative assets		197,431,047		174,882,132
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Option [Member]
Assets:
Derivative assets		846,718
Fair Value, Measurements, Recurring [Member] | Quote Prices in Active market for Identical Assets (Level 1) [Member]
Liabilities:
Guarantee liabilities				0		0
Convertible senior notes				0		0
Interest rate swap				0		0
Fair Value, Measurements, Recurring [Member] | Quote Prices in Active market for Identical Assets (Level 1) [Member] | Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets				0		0
Fair Value, Measurements, Recurring [Member] | Quote Prices in Active market for Identical Assets (Level 1) [Member] | Guarantee receivables [Member]
Assets:
Derivative assets				0
Fair Value, Measurements, Recurring [Member] | Significance Other Observable Inputs (Level 2) [Member]
Liabilities:
Guarantee liabilities				0		0
Convertible senior notes				0		0
Interest rate swap				0		0
Fair Value, Measurements, Recurring [Member] | Significance Other Observable Inputs (Level 2) [Member] | Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets		1,192,168		4,520,619		640,876
Liabilities:
Guarantee liabilities		9,463,728
Fair Value, Measurements, Recurring [Member] | Significance Other Observable Inputs (Level 2) [Member] | Guarantee receivables [Member]
Assets:
Derivative assets				0
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Liabilities:
Guarantee liabilities		92,404,068		148,187,615		226,086,556
Convertible senior notes		68,632		65,342		423,739,708
Interest rate swap		12,786,001		26,486,388		10,364,075
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets						$ 0
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Guarantee receivables [Member]
Assets:
Derivative assets		$ 197,431,047		$ 174,882,132